Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 97.6%

Equity Funds — 38.0%
Active Stock Master Portfolio	$73,216,262	$73,216,262
BlackRock Advantage Emerging Markets Fund — Class K	1,382,416	11,239,044
BlackRock Tactical Opportunities Fund — Class K	738,975	9,917,045
International Tilts Master Portfolio	16,662,055	16,662,055
iShares Core MSCI EAFE ETF	80,515	4,016,893
iShares Developed Real Estate Index Fund — Class K	941,879	7,412,587
iShares MSCI EAFE Small-Cap ETF	83,346	3,736,401

		126,200,287

Security	Shares/ Investment Value	Value

Fixed Income Funds — 54.9%
Core Alpha Bond Master Portfolio	$130,481,969	$130,481,969
iShares TIPS Bond ETF	218,882	25,810,566
Master Total Return Portfolio	25,994,013	25,994,013

		182,286,548

Short-Term Securities — 4.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	15,714,636	15,714,636

Total Affiliated Investment Companies — 97.6% (Cost — $289,482,248)		324,201,471

Other Assets Less Liabilities — 2.4%		7,936,194

Net Assets — 100.0%		$332,137,665

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuers	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$90,865,442	(b)	$—		$(17,649,180	)(c)	$73,216,262	$73,216,262	$309,683		$(850,520)	$(24,425,145)
BlackRock Advantage Emerging Markets Fund — Class K	1,182,456	(b)	267,750	(d)	(67,790	)(e)	1,382,416	11,239,044	—		5,423	(3,239,395)
BlackRock Cash Funds: Institutional, SL Agency Shares(f)	252,847	(b)	—		(252,847	)(g)	—	—	993	(h)	552	—
BlackRock Cash Funds: Treasury, SL Agency Shares	35,793,498	(b)	—		(20,078,862	)(c)	15,714,636	15,714,636	91,872		—	—
BlackRock Tactical Opportunities Fund — Class K	921,851	(b)	45,734	(i)	(228,610	)(j)	738,975	9,917,045	—		(121,569)	40,356
Core Alpha Bond Master Portfolio	$160,689,142	(b)	$—		$(30,207,173	)(c)	$130,481,969	130,481,969	1,015,248		3,774,081	(18,198,806)
iShares Core MSCI EAFE ETF	—		80,515	(d)	—		80,515	4,016,893	—		—	(683,926)
iShares Developed Real Estate Index Fund — Class K	828,024	(b)	197,654	(d)	(83,799	)(e)	941,879	7,412,587	—		(36,034)	(2,459,255)
iShares MSCI EAFE Small-Cap ETF	83,346	(b)	—		—		83,346	3,736,401	—		—	(1,454,388)
iShares TIPS Bond ETF	281,657	(b)	13,691	(i)	(76,466	)(j)	218,882	25,810,566	33,995		301,592	103,024
International Tilts Master Portfolio	$20,140,491	(b)	$—		$(3,478,436	)(c)	$16,662,055	16,662,055	118,462		(1,115,183)	(5,508,270)
Master Total Return Portfolio	$31,906,371	(b)	$—		$(5,912,358	)(c)	$25,994,013	25,994,013	381,385		424,163	(3,148,490)

								$324,201,471	$1,951,638		$2,382,505	$(58,974,295)

(a)	Includes net capital gain distributions, if applicable.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic Retirement Fund

(b)	Represents shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	Represents shares sold by the LifePath Dynamic Master Portfolio.
(f)	As of period end, the entity is no longer held by the Fund.
(g)	Represents net shares/Investment value purchased (sold) by the LifePath Dynamic Master Portfolio.
(h)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Represents shares purchased by the LifePath Dynamic Master Portfolio.
(j)	Represents shares sold by the Fund and the LifePath Dynamic Master Portfolio.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Topix Index	13	06/11/20	$1,696	$28,696
S&P/TSX 60 Index	22	06/18/20	2,546	(98,423)
10-Year U.S. Treasury Note	131	06/19/20	18,168	338,433
E-Mini MSCI EAFE Index	133	06/19/20	10,369	712,583
Euro Stoxx 50	62	06/19/20	1,878	185,022
MSCI Emerging Markets Index	85	06/19/20	3,582	72,844
Russell 2000 E-Mini Index	199	06/19/20	11,419	(885,300)

				$353,855

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic Retirement Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,482,342	EUR	1,303,510	Deutsche Bank AG	06/17/20	$40,525
USD	994,363	JPY	103,219,173	Morgan Stanley & Co. International PLC	06/17/20	31,292

						71,817

CAD	4,443,004	USD	3,246,493	Morgan Stanley & Co. International PLC	06/17/20	(87,087)
EUR	18,088,007	USD	20,665,928	Bank of America N.A.	06/17/20	(658,710)
USD	6,332,716	EUR	5,882,750	Bank of America N.A.	06/17/20	(174,218)
USD	1,261,422	EUR	1,140,860	Deutsche Bank AG	06/17/20	(488)

						(920,503)

	Net unrealized depreciation					$(848,686)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Lifepath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$62,132,536	$—	$—	$62,132,536
Short-Term Securities	15,714,636	—	—	15,714,636

Subtotal	$77,847,172	$—	$—	$77,847,172

Investments Valued at NAV(a)				246,354,299

Total Investments				$324,201,471

Derivative Financial Instruments(b)
Assets:
Equity contracts	$999,145	$—	$—	$999,145
Foreign currency exchange contracts	—	71,817	—	71,817
Interest rate contracts	338,433	—	—	338,433
Liabilities:
Equity contracts	(983,723)	—	—	(983,723)
Foreign currency exchange contracts	—	(920,503)	—	(920,503)

Total Investments	$353,855	$(848,686)	$—	$(494,831)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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